UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Decemberr 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Chief Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     February 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     691265

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name

1    28-4490                       Vontobel Asset Management, Inc.

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                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
Altria Group Inc               COM              02209S103     9345   125086 SH        SOLE                  125086
America Movil SA DE CV         SPON ADR L SHS   02364W105    31315  1070250 SH        SOLE                 1070250
American Express Co.           COM              025816109     8390   163073 SH        SOLE                  163073
American Intl Group Inc.       COM              026874107    28810   422212 SH        SOLE                  422212
Banco Bradesco SA              SP ADR PFD NEW   059460303    12300   421900 SH        SOLE                  421900
Banco Itau Hldg. Financiera S  SP ADR 500 PFD   059602201     3320   138275 SH        SOLE                  138275
Banco Latinoamericano          CL E             P16994132     9400   513500 SH        SOLE                  513500
Berkshire Hathaway Inc. Del    CL A             084670108    45195      510 SH        SOLE                     510
Berkshire Hathaway Inc. Del    CL B             084670207    24570     8370 SH        SOLE                    8370
Cadbury Schweppes PLC          SPON ADR         127209302    13950   364373 SH        SOLE                  363373
Chunghwa Telecom Co. Ltd.      SPONSORED ADR    17133Q205    28535  1555000 SH        SOLE                 1555000
Cincinnati Finl Corp.          COM              172062101     7235   161931 SH        SOLE                  161931
Coca Cola Co.                  COM              191216100     5715   144744 SH        SOLE                  144744
Diageo PLC                     Spon ADR New     25243Q205    17745   304361 SH        SOLE                  304361
Entercom Communications        CL. A            293639100    10080   339812 SH        SOLE                  339812
Federal Home Loan Mortgage     COM              313400301    45090   689995 SH        SOLE                  689995
Federal National Mortgage Ass. COM              313586109    24600   503984 SH        SOLE                  503984
Fifth Third Bancorp            COM              316773100    16640   441112 SH        SOLE                  441112
Gannett Inc                    COM              364730101     7575   125055 SH        SOLE                  125055
General Mills Inc.             COM              370334104     9595   194574 SH        SOLE                  194574
Gillette Co                    COM              375766102      985    16900 SH        SOLE                   16900
Golden West Finl Corp. Del     COM              381317106    19340   293059 SH        SOLE                  293059
Harley Davidson Inc.           COM              412822108     9020   173594 SH        SOLE                  173594
HCA Inc.                       COM              404119109     7795   154336 SH        SOLE                  154336
HDFC Bank LTD.                 ADR REPS 3 SHS   40415F101    35010   687825 SH        SOLE                  687825
Health Management Associates   COM              421933102     9300   423462 SH        SOLE                  423462
HSBC Hldgs PLC                 SPON ADR NEW     404280406      630     7800 SH        SOLE                    7800
Imperial Tobacco Group PLC     SPONSORED ADR    453142101      655    10800 SH        SOLE                   10800
Infosys Technologies LTD       SPONSORED ADR    456788108    39030   482675 SH        SOLE                  482675
International Game Technology  COM              459902102     7115   231198 SH        SOLE                  231198
Johnson & Johnson              COM              478160104    14680   244286 SH        SOLE                  244286
Liz Claiborne Inc              COM              539320101    13150   367135 SH        SOLE                  367135
Markel Corp                    COM              570535104     2940     9275 SH        SOLE                    9275
Millea Holdings Inc            ADR              60032R106     1440    16715 SH        SOLE                   16715
Mobile Telesystems OJSC        SPONSORED ADR    607409109     1580    45100 SH        SOLE                   45100
Mohawk Industries Inc.         COM              608190104    14830   170487 SH        SOLE                  170487
News Corp Ltd                  CL. B            65248E203    15960   961000 SH        SOLE                  961000
News Corp Ltd                  CL. A            65248E104     1815   116700 SH        SOLE                  116700
Novartis AG                    SPONSORED ADR    66987V109    16130   307355 SH        SOLE                  307355
Old Republic International     COM              680223104     1345    51232 SH        SOLE                   51232
Open JT STK Co - Vimpel Commun SPONSORED ADR    68370R909     2865    64800 SH        SOLE                   64800
Pfizer Inc                     COM              717081103     2845   121900 SH        SOLE                  121900
Procter & Gamble Co            COM              742718109     2215    38277 SH        SOLE                   38277
Reynolds American Inc          COM              761713106     3505    36750 SH        SOLE                   36750
Saga Communications            CL. A            786598102     9530   876690 SH        SOLE                  876690
Signet Group PLC               SP ADR REP 30S   82668L872    11970   640515 SH        SOLE                  640515
SPDR TR                        UNIT SER 1       78462F103     1020     8174 SH        SOLE                    8174
State Street Corp.             COM              857477103     4350    78501 SH        SOLE                   78501
Tesco Corp                     COM              88157K101      765    43634 SH        SOLE                   43634
TJX Companies Inc.             COM              872539101    12645   544246 SH        SOLE                  544246
Toyota Motor Corp              SP ADR REP 2 COM 891331307     3780    36145 SH        SOLE                   36145
Universal Health Services Inc  CL. B            913903100     4790   102500 SH        SOLE                  102500
Wal Mart Stores Inc            COM              931142103    16600   354742 SH        SOLE                  354742
Walgreen Co                    COM              931422109     1800    40650 SH        SOLE                   40650
Wells Fargo & Co. Del.         COM              949740104    23400   372380 SH        SOLE                  372380
Wipro LTD                      SPON ADR 1 SH    97651M109    17030  1425000 SH        SOLE                 1425000
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